REVENUES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
REVENUES
(3)	REVENUES
The Company disaggregates revenue by reportable segment and revenue recognition pattern, as it believes these categories best depict how the nature, timing and uncertainty of revenue and cash flows are affected by economic factors. The following tables provide information about disaggregated revenue and a reconciliation of the disaggregated revenue during the six months ended June 30:

	Six-Months Ended June 30, 2021
Revenues by recognition model	2021	2020
Point-in-time.	$26,815	$7,534
Over-time	2,657	1,219

Total revenue by recognition model	29,472	8,753

The timing of revenue recognition, billings, and cash collections results in billed accounts receivable, unbilled receivables (presented within Contract assets) and customer advances and deposits (presented within Contract liabilities) on the condensed consolidated balance sheets, where applicable. Amounts are generally billed as work progresses in accordance with agreed-upon milestones. These individual contract assets and liabilities are reported in a net position on a contract-by-contract
basis on the condensed consolidated balance sheets at the end of each reporting period.
The following table presents the balances related to enforceable contracts as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Contract balances
Accounts receivable	$22,355	$2,730
Contract assets	843	2,045
Contract liabilities	(31,138)	(26,132)
Changes in contract liabilities were as follows:

Contract liabilities, at December 31, 2020	$26,132
Customer advances received	17,116
Recognition of unearned revenue	(12,110)
Contract liabilities, at June 30, 2021	$31,138
The revenue recognized from the contract liabilities consisted of the Company satisfying performance obligations during the normal course of business.
The amount of revenue recognized from changes in the transaction price associated with performance obligations satisfied in prior years during six months ended June 30, 2021 and 2020 was not material.
Remaining unsatisfied performance obligations represent the total dollar value of work to be performed on contracts awarded and in progress. The amount of remaining unsatisfied performance obligations increases with new contracts or additions to existing contracts and decreases as revenue is recognized on existing contracts. Contracts are included in the amount of remaining unsatisfied performance obligations when an enforceable agreement has been reached. Remaining unsatisfied performance obligations totaled $141,371 and $82,039 as of June 30, 2021 and December 31, 2020, respectively. Of the $
141,371
June 30, 2021 balance, approximately 72% is expected to be recognized within 12 months, with the remaining 28% to be recognized beyond 12 months.

3.	REVENUES
The Company disaggregates revenue by reportable segment and revenue recognition pattern, as it believes these categories best depicts how the nature, timing and uncertainty of revenue and cash flows are affected by economic factors. The following tables provide information about disaggregated revenue and a reconciliation of the disaggregated revenue during the years ended December 31:

	2020
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$31,993	$1,910	$33,903
Over-time	1,092	165	1,257

Total revenue by recognition model	$33,085	$2,075	$35,160

	2019
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$26,361	$—	$26,361
Over-time	22,038	—	22,038

Total revenue by recognition model	$48,399	$—	$48,399

The timing of revenue recognition, billings, and cash collections results in billed accounts receivable, unbilled receivables (presented within Contract assets) and customer advances and deposits (presented within Contract liabilities) on the consolidated balance sheets, where applicable. Amounts are generally billed as work progresses in accordance with agreed-upon milestones. These individual contract assets and liabilities are reported in a net position on a contract-by-contract
basis on the consolidated balance sheets at the end of each reporting period.
The following table presents the balances related to enforceable contracts as of December 31:

	2020	2019
Contract balances
Accounts receivable	$2,730	$1,185
Contract assets	2,045	7,064
Contract liabilities	(26,132)	(10,211)
Changes in contract liabilities were as follows:

	2020	2019
Contract liabilities, beginning of year	$10,211	$11,590
Customer advances received	24,694	8,672
Recognition of unearned revenue	(8,773)	(10,051)

Contract liabilities, end of year	$26,132	$10,211

The revenue recognized from the contract liabilities consisted of the Company satisfying performance obligations during the normal course of business.
The amount of revenue recognized from changes in the transaction price associated with performance obligations satisfied in prior years during the years ended December 31, 2020 and 2019 was not material.
Remaining unsatisfied performance obligations represent the total dollar value of work to be performed on contracts awarded and in progress. The amount of remaining unsatisfied performance obligations increases with new contracts or additions to existing contracts and decreases as revenue is recognized on existing contracts. Contracts are included in the amount of remaining unsatisfied performance obligations when an enforceable agreement has been reached. Remaining unsatisfied performance obligations totaled $82,039 as of December 31, 2020, of which approximately 83% is expected to be recognized within 12 months, with the remaining 17% to be recognized beyond 12 months.